Note 10 - Other Borrowings (Detail) - Other Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance (in Dollars)	$ 12,970	$ 16,831
Minimum [Member] | Fixed Rate Amortizing [Member]
Stated interest rate	2.70%
Minimum [Member] | Convertible Debt [Member]
Stated interest rate	4.14%
Minimum [Member] | Junior Subordinated Debt [Member]
Stated interest rate	1.98%
Maximum [Member] | Fixed Rate Amortizing [Member]
Stated interest rate	4.48%
Maximum [Member] | Convertible Debt [Member]
Stated interest rate	4.14%
Maximum [Member] | Junior Subordinated Debt [Member]
Stated interest rate	6.58%
Fixed Rate Amortizing [Member]
Earliest Maturity Date	Dec. 31, 2008
Latest Maturity Date	Dec. 31, 2008
Weighted average interest rate	3.99%
Balance (in Dollars)	4,722	6,576
Convertible Debt [Member]
Earliest Maturity Date	Dec. 31, 2008
Latest Maturity Date	Dec. 31, 2008
Weighted average interest rate	4.14%
Balance (in Dollars)		2,007
Junior Subordinated Debt [Member]
Earliest Maturity Date	Dec. 31, 2008
Latest Maturity Date	Dec. 31, 2008
Weighted average interest rate	2.50%
Balance (in Dollars)	$ 8,248	$ 8,248